Long-term Debt and Convertible Preferred Stock Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Maturities of Long-term Debt
The maturities of the loan agreement as of March 31, 2021 are as follows (in thousands):

Amount
Remainder of 2021	$4,000
2022	8,000
2023	8,000
2024	20,000
Thereafter	—
Total future principal	40,000
Less: unamortized debt discount	944
Less: current portion of long-term debt	5,736
Noncurrent portion of long-term debt	$33,320

The maturities of the loan agreement as of December 31, 2020 are as follows (in thousands):

Amount
2021	$3,500
2022	7,000
2023	7,000
2024	17,500
Thereafter	—
Total future principal and success fee payments	35,000
Less: unamortized debt discount and success fee	540
Less: current portion of long-term debt	3,270
Noncurrent portion of long-term debt	$31,190

Schedule of Stockholders' Equity Note, Warrants or Rights

Description	Issuance Date	Expiration Date	Balance Sheet Classification	Exercise Price Per Share	Immediately Prior to the Completion of IPO	December 31, 2020
Series D	1/22/2015	1/22/2025	Liability	$2.2600	13,382	13,382
Series D	4/20/2015	1/22/2025	Liability	$2.2600	13,382	13,382
Series E-1	2/7/2019	5/29/2030	Liability	$6.2581	63,917	63,917
Series F	5/29/2020	5/29/2030	Liability	$6.8839	10,376	10,376
Series E-1	8/14/2020	5/29/2030	Liability	$6.2581	31,958	31,958
Series E-1	11/25/2020	5/29/2030	Liability	$6.2581	15,979	15,979
Series E-1	2/8/2021	5/29/2030	Liability	$6.2581	15,979	—
					164,973	148,994